Consolidated statement of cash flows ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Cash flows from operating activities:
Loss before taxes	$ (61,360)	₨ (3,995,089)	₨ (5,895,976)	₨ (1,236,787)
Adjustments to reconcile loss before tax to net cash flows:
Depreciation and amortization	6,537	425,600	275,587	233,703
Listing and related expenses			4,069,760
Contingent dividend	(4)	(292)	292
Change in fair value of contingent consideration	4,521	294,344
Finance income	(1,275)	(83,041)	(134,097)	(94,345)
Finance costs	1,925	125,342	119,331	81,591
Unrealized foreign exchange loss/(gain)	(67)	(4,392)	4,205	4,524
Loss/(gain) on disposal of property, plant and equipment	(21)	(1,370)	(622)	212
Change in fair value of warrants	8,651	563,253	(230,111)	3,167
Excess provision written back	(654)	(42,614)	(43,790)	(36,096)
Advances/provision written off	180	11,703	12,047	7,179
Trade and other receivables provision / written-off	1,834	119,388	80,193	106,933
Share of loss of a joint venture	162	10,559	9,441	11,802
Share-based payment expense	11,211	729,920	586,932	19,370
Working capital changes:
Increase in trade and other receivables	(12,670)	(824,920)	(889,875)	(213,369)
Decrease in inventories	(62)	(4,006)	(3,086)	(2,546)
Increase in trade and other payables	29,161	1,898,796	508,345	731,366
Direct taxes paid (net of refunds)	(1,615)	(105,122)	(58,396)	(76,607)
Net cash used in operating activities	(13,546)	(881,941)	(1,589,820)	(459,903)
Cash flows from investing activities:
Acquisition of business (net of cash acquired)	(5,429)	(353,457)
Investment in joint venture		0	(3,000)	(7,800)
Purchase of property, plant and equipment	(3,428)	(223,215)	(65,055)	(68,672)
Proceeds from sale of property, plant and equipment	35	2,297	2,975	780
Purchase/development of intangible assets	(5,423)	(353,061)	(408,643)	(239,098)
Investment in term deposits	(80,831)	(5,262,906)	(10,292,660)	(3,633,540)
Proceeds from term deposits	113,722	7,404,456	8,374,026	3,465,629
Interest received	107	6,945	11,829	7,152
Net cash from/(used in) investing activities	18,753	1,221,059	(2,380,528)	(475,549)
Cash flows from financing activities:
Issuance of shares pursuant to Business Combination (net of transaction cost)			3,970,168
Purchase of own shares			(11,219)
Proceeds from issue of share capital	89	5,801	1,675,773	846,283
Acquisition by non controlling interest				130,175
Transaction with equity shareholders	(1,726)	(112,406)
Proceeds of borrowings	21,506	1,400,239		726,616
Repayment of borrowings	(9,150)	(595,734)	(436,210)	(497,684)
Repayment of vehicle loan	(273)	(17,804)	(15,480)	(11,487)
Interest paid on term loan	(951)	(61,906)	(29,969)	(32,211)
Interest paid on vehicle loan	(63)	(4,092)	(3,308)	(2,485)
Interest paid on bank overdraft	(567)	(36,916)	(14,143)	(15,186)
Net cash from financing activities	8,865	577,182	5,135,612	1,144,021
Net decrease in cash and cash equivalents	14,072	916,300	1,165,264	208,569
Effect of exchange differences on cash and cash equivalents	249	16,144	(22,299)	(39,929)
Cash and cash equivalents at the beginning of the year	23,539	1,532,629	389,664	221,024
Closing cash and cash equivalents at the end of the year	$ 37,860	₨ 2,465,073	₨ 1,532,629	₨ 389,664